Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Loans And Borrowings [Line Items]
Credit facility maximum funding amount	$ 5,760	$ 5,389
Credit facility amount withdrawn	0	0
Credit facility borrowing limits	38,684	29,058
Assets pledged as collateral	61,060	67,638
Motor Vehicles [Member]
Disclosure Of Loans And Borrowings [Line Items]
Carrying amount of vehicles	$ 641	$ 584